SHARE CAPITAL - Summary of measurement of stock option fair value assumptions (Details)	Mar. 07, 2025 yr $ / shares	Nov. 27, 2024 yr $ / shares	Aug. 15, 2024 yr $ / shares	Apr. 05, 2024 yr $ / shares	Mar. 20, 2024 yr $ / shares	Nov. 16, 2023 yr $ / shares	Sep. 26, 2023 yr $ / shares	Jun. 29, 2023 yr $ / shares
Minimum
Disclosure of classes of share capital [line items]
Unvested forfeiture rate		0.00%	0.00%	0.00%
Maximum
Disclosure of classes of share capital [line items]
Unvested forfeiture rate		3.40%	3.40%	3.40%
Option Expiration Period Thirty Two
Disclosure of classes of share capital [line items]
Risk-free interest rate				3.62%
Expected annual volatility, based on historical share price of the Company				88.13%
Expected life (in years) | yr				5.00
Expected dividend yield				0.00%
Share price (in CAD per share)				$ 21.28
Exercise price (in CAD per share)				$ 21.28
Option Expiration Period Thirty Four
Disclosure of classes of share capital [line items]
Risk-free interest rate			3.07%
Expected annual volatility, based on historical share price of the Company			86.69%
Expected life (in years) | yr			10.00
Expected dividend yield			0.00%
Share price (in CAD per share)			$ 13.30
Exercise price (in CAD per share)			$ 13.11
Option Expiration Period Thirty Five
Disclosure of classes of share capital [line items]
Risk-free interest rate		3.23%
Expected annual volatility, based on historical share price of the Company		86.06%
Expected life (in years) | yr		10.00
Expected dividend yield		0.00%
Share price (in CAD per share)		$ 14.37
Exercise price (in CAD per share)		$ 14.37
Option Expiration Period Thirty Six
Disclosure of classes of share capital [line items]
Risk-free interest rate	3.03%
Expected annual volatility, based on historical share price of the Company	83.43%
Expected life (in years) | yr	10.00
Expected dividend yield	0.00%
Unvested forfeiture rate	2.00%
Share price (in CAD per share)	$ 10.45
Exercise price (in CAD per share)	$ 10.45
Option Expiration Period Twenty Nine
Disclosure of classes of share capital [line items]
Risk-free interest rate								3.78%
Expected annual volatility, based on historical share price of the Company								95.00%
Expected life (in years) | yr								5.00
Expected dividend yield								0.00%
Share price (in CAD per share)								$ 17.86
Exercise price (in CAD per share)								$ 16.72
Option Expiration Period Twenty Four
Disclosure of classes of share capital [line items]
Risk-free interest rate							4.68%
Expected annual volatility, based on historical share price of the Company							85.00%
Expected life (in years) | yr							3.00
Expected dividend yield							0.00%
Share price (in CAD per share)							$ 30.02
Exercise price (in CAD per share)							$ 30.02
Option Expiration Period Thirty
Disclosure of classes of share capital [line items]
Risk-free interest rate							4.28%
Expected annual volatility, based on historical share price of the Company							95.00%
Expected life (in years) | yr							5.00
Expected dividend yield							0.00%
Share price (in CAD per share)							$ 30.02
Exercise price (in CAD per share)							$ 30.02
Option Expiration Period Thirty Seven
Disclosure of classes of share capital [line items]
Risk-free interest rate						4.28%
Expected annual volatility, based on historical share price of the Company						85.00%
Expected life (in years) | yr						3.00
Expected dividend yield						0.00%
Share price (in CAD per share)						$ 22.80
Exercise price (in CAD per share)						$ 27.17
Option Expiration Period Thirty Eight
Disclosure of classes of share capital [line items]
Risk-free interest rate						4.28%
Expected annual volatility, based on historical share price of the Company						95.00%
Expected life (in years) | yr						5.00
Expected dividend yield						0.00%
Share price (in CAD per share)						$ 22.80
Exercise price (in CAD per share)						$ 27.17
Option Expiration Period Thirty One
Disclosure of classes of share capital [line items]
Risk-free interest rate					3.52%
Expected annual volatility, based on historical share price of the Company					95.00%
Expected life (in years) | yr					5.00
Expected dividend yield					0.00%
Share price (in CAD per share)					$ 21.28
Exercise price (in CAD per share)					$ 21.28